Note 16 - Related Party Transactions (Details Textual) $ / shares in Units, Pure in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2023 $ / shares shares	Aug. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2022 USD ($) $ / shares
Convertible Debt, Total			$ 4,538	$ 2,895
Subsequent Event [Member]
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 0.16
Sterne Kessler Goldstein Fox Pllc [Member] | Patent-Related Legal Services [Member]
Related Party Transaction, Expenses from Transactions with Related Party (Deprecated 2023)			10	100
Sterne Kessler Goldstein Fox Pllc [Member] | Promissory Note [Member] | Unsecured Debt [Member]
Related Party Transaction, Expenses from Transactions with Related Party (Deprecated 2023)			100	$ 100
Notes Payable, Related Parties (Deprecated 2023)			600
Paul Rosenbaum [Member] | Promissory Notes [Member]
Debt Instrument, Face Amount					$ 100
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares					$ 0.13
Convertible Debt, Total			$ 200
Debt Instrument, Convertible, Number of Equity Instruments			1,020
Sanford Litvack [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	62,500
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 0.16
Sanford Litvack [Member] | Promissory Notes [Member]
Debt Instrument, Face Amount		$ 30
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares		$ 0.13
Debt Instrument, Convertible, Number of Equity Instruments		200